Other Income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income
Other income	€ 4.9	€ 14.4	€ 12.6	€ 14.4